Tangible assets - Disclosure of detailed information about property, plant and equipment (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, plant and equipment for own use
Carrying amount	€ 32,926	€ 33,044	€ 32,342
Property, plant and equipment for own use
Property, plant and equipment for own use
Carrying amount	13,408	13,489	13,259
Property, plant and equipment for own use | Cost
Property, plant and equipment for own use
Carrying amount	26,243	26,570	25,529
Property, plant and equipment for own use | Accumulated depreciation
Property, plant and equipment for own use
Carrying amount	(12,637)	(12,892)	(12,015)
Property, plant and equipment for own use | Impairment losses
Property, plant and equipment for own use
Carrying amount	(198)	(189)	(255)
Property, plant and equipment for own use | Right-of-use for operating lease | Cost
Property, plant and equipment for own use
Carrying amount	2,183	2,413	2,624
Land and buildings
Property, plant and equipment for own use
Carrying amount	9,809	9,981	9,940
Land and buildings | Cost
Property, plant and equipment for own use
Carrying amount	14,973	14,623	13,855
Land and buildings | Accumulated depreciation
Property, plant and equipment for own use
Carrying amount	(5,010)	(4,467)	(3,675)
Land and buildings | Impairment losses
Property, plant and equipment for own use
Carrying amount	(154)	(175)	(240)
Land and buildings | Right-of-use for operating lease | Cost
Property, plant and equipment for own use
Carrying amount	2,104	2,349	2,570
IT equipment and fixtures
Property, plant and equipment for own use
Carrying amount	1,460	1,301	1,208
IT equipment and fixtures | Cost
Property, plant and equipment for own use
Carrying amount	5,614	5,285	5,543
IT equipment and fixtures | Accumulated depreciation
Property, plant and equipment for own use
Carrying amount	(4,154)	(3,984)	(4,335)
IT equipment and fixtures | Impairment losses
Property, plant and equipment for own use
Carrying amount	0	0	0
IT equipment and fixtures | Right-of-use for operating lease | Cost
Property, plant and equipment for own use
Carrying amount	60	53	42
Furniture and vehicles
Property, plant and equipment for own use
Carrying amount	1,988	2,056	2,028
Furniture and vehicles | Cost
Property, plant and equipment for own use
Carrying amount	5,412	6,445	5,982
Furniture and vehicles | Accumulated depreciation
Property, plant and equipment for own use
Carrying amount	(3,424)	(4,389)	(3,954)
Furniture and vehicles | Impairment losses
Property, plant and equipment for own use
Carrying amount	0	0	0
Furniture and vehicles | Right-of-use for operating lease | Cost
Property, plant and equipment for own use
Carrying amount	19	11	12
Construction in progress and other items
Property, plant and equipment for own use
Carrying amount	151	151	83
Construction in progress and other items | Cost
Property, plant and equipment for own use
Carrying amount	244	217	149
Construction in progress and other items | Accumulated depreciation
Property, plant and equipment for own use
Carrying amount	(49)	(52)	(51)
Construction in progress and other items | Impairment losses
Property, plant and equipment for own use
Carrying amount	(44)	(14)	(15)
Construction in progress and other items | Right-of-use for operating lease | Cost
Property, plant and equipment for own use
Carrying amount	€ 0	€ 0	€ 0